EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2018
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
NOTE F – EARNINGS PER SHARE

Basic earnings per share are based upon the weighted average number of common shares outstanding during the period.  The weighted average common shares outstanding for the diluted earnings per share computations were adjusted to reflect the assumed conversion of shares available under stock options and restricted stock.  The following tables summarize earnings per share and the shares utilized in the computations for the twelve months ended December 31, 2018 and 2017, respectively:

	Net Income Available to Common Shareholders	Weighted Average Common Shares	Per Share Amount
Dollars in thousands, except share and per share data
December 31, 2018
Basic earnings per common share	$2,952	6,380,227	$0.46
Effect of dilutive options	-	74,418
Effect of dilutive stock warrants	-	16,294
Diluted earnings per common share	$2,952	6,470,939	$0.46

December 31, 2017
Basic earnings per common share	$404	4,655,369	$0.09
Effect of dilutive options	-	71,225
Effect of dilutive stock warrants	-	11,280
Diluted earnings per common share	$404	4,737,874	$0.09

For the year ended December 31, 2018, there were no shares that were anti-dilutive and for the year ended December 31, 2017, there were 12,500 shares related to stock options that were anti-dilutive because the exercise price exceeded the average market price for the period. Therefore, they were omitted from the calculation of diluted earnings per share for their respective periods.